Reconciliation of US Federal Statutory Rate and Actual Income Tax Provision (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation Of Income Taxes [Line Items]
Income tax provision computed at the U.S. federal statutory rate	35.00%	35.00%	35.00%